Share capital (Tables)	12 Months Ended
Mar. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital

	Allotted, called-up and fully paid
	million	£m
At 1 April 2017	3,943	449
Effect of share consolidation[1]	(328)	—
Issued during the year in lieu of dividends[2]	23	3
At 31 March 2018	3,638	452
Issued during the year in lieu of dividends[2]	49	6
At 31 March 2019	3,687	458

1.
On 22 May 2017 the ordinary share capital was consolidated with 11 new ordinary shares of 12 204/473 pence nominal value issued for every 12 existing ordinary shares of 11 17/43 pence nominal value. This consolidation was completed to maintain the comparability of the Company’s share price before and after the special dividend.

2.
The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.